Equity (Details 1)	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Issuance of shares	2,602,026
Series F 1 [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares	400,915
Series G [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares	400,000
Series G 1 [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares	400,000
Customer Program [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares	247,998